THIRD PARTY BORROWINGS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-term bank loans Weighted-average interest rate	7.04%	7.32%
Long-term bank loans Maturities	Aug. 31, 2012
Long-term bank loans	$ 28,459	$ 44,438
Less: current maturities of long-term bank loans	(28,459)	(44,438)
Long-term bank loans	$ 0	$ 0